Financial Income / Expenses (Tables)	12 Months Ended
Jun. 30, 2023
Financial income / expenses [Abstract]
Schedule of Financial Income Expenses
	As of June 30, 2023	As of June 30, 2022	As of June 30, 2021	As of December 30, 2020
Financial Costs
Interest expense	(160,035)	(2,130)	-	-
Total Financial Costs	$(160,035)	$(2,130)	$-	$-
Other financial results
Exchange rate difference	(1,386,599)	(12,342)	-	-
Change in fair value of Simply Agreement for Future Equity (“SAFE”) - Loss	(313,346)	(860,000)	-	-
Investment gain related to money market funds	1,009,318	-	-	-
Change in warrants	778,811	-	-	-
Interest gain (Shareholders loan)	693,027	-	-	-
Inflation adjustment	245,989	-	-	-
Other	3,325	-	-	-
Total Other financial results	1,030,525	(872,342)	-	-
Total net financial income / expenses	$870,490	$(874,472)	$-	$-